Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund
January 31, 2025
FDE-NPRT1-0425
1.813012.120
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 12.9%
Entertainment - 2.1%
Netflix Inc (a)	38,834	37,931,498
Roku Inc Class A (a)	29,800	2,466,248
Spotify Technology SA (a)	8,800	4,827,240
		45,224,986
Interactive Media & Services - 10.8%
Alphabet Inc Class A	326,000	66,510,520
Alphabet Inc Class C	283,200	58,225,920
Meta Platforms Inc Class A	150,077	103,430,067
		228,166,507
TOTAL COMMUNICATION SERVICES		273,391,493

Consumer Discretionary - 9.7%
Broadline Retail - 5.7%
Amazon.com Inc (a)	503,460	119,662,373
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (a)	36,200	4,748,354
Cava Group Inc (a)	61,100	8,251,555
Chipotle Mexican Grill Inc (a)	235,300	13,729,755
DoorDash Inc Class A (a)	22,700	4,286,441
Hilton Worldwide Holdings Inc	16,366	4,190,842
Marriott International Inc/MD Class A1	21,800	6,334,862
		41,541,809
Household Durables - 1.3%
NVR Inc (a)	1,655	13,266,778
PulteGroup Inc	91,000	10,353,980
TopBuild Corp (a)	12,100	4,146,428
		27,767,186
Leisure Products - 0.0%
Peloton Interactive Inc Class A (a)(b)	131,500	1,019,124
Specialty Retail - 0.3%
Carvana Co Class A (a)	4,300	1,064,164
Dick's Sporting Goods Inc	22,600	5,425,130
		6,489,294
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica Inc (a)	21,100	8,739,620
TOTAL CONSUMER DISCRETIONARY		205,219,406

Consumer Staples - 2.2%
Beverages - 0.3%
Monster Beverage Corp (a)	130,500	6,356,655
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	41,315	40,483,742
TOTAL CONSUMER STAPLES		46,840,397

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EOG Resources Inc	31,567	3,970,813
Ovintiv Inc	22,200	937,284
Valero Energy Corp	20,300	2,699,900
		7,607,997
Financials - 14.5%
Banks - 5.5%
Bank of America Corp	664,283	30,756,303
Citigroup Inc	66,700	5,431,381
JPMorgan Chase & Co	191,414	51,164,962
Wells Fargo & Co	366,900	28,911,720
		116,264,366
Capital Markets - 4.0%
Coinbase Global Inc Class A (a)	14,800	4,311,684
Evercore Inc Class A	42,200	12,291,594
Houlihan Lokey Inc Class A	49,100	8,922,452
KKR & Co Inc Class A	116,400	19,446,948
LPL Financial Holdings Inc	13,500	4,953,015
Moody's Corp	36,239	18,099,206
MSCI Inc	12,644	7,545,560
S&P Global Inc	15,558	8,112,097
		83,682,556
Financial Services - 4.4%
Apollo Global Management Inc	62,600	10,703,348
Corpay Inc (a)	14,500	5,517,105
Mastercard Inc Class A	58,211	32,332,136
Toast Inc Class A (a)	55,000	2,250,600
Visa Inc Class A	123,534	42,223,921
		93,027,110
Insurance - 0.6%
Arthur J Gallagher & Co	37,200	11,227,704
The Travelers Companies, Inc.	13,500	3,309,930
		14,537,634
TOTAL FINANCIALS		307,511,666

Health Care - 8.7%
Biotechnology - 0.5%
Alnylam Pharmaceuticals Inc (a)	18,100	4,910,711
Vertex Pharmaceuticals Inc (a)	13,000	6,001,840
		10,912,551
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp (a)	273,729	28,018,901
Intuitive Surgical Inc (a)	33,914	19,394,738
Stryker Corp	22,200	8,686,638
TransMedics Group Inc (a)(b)	32,800	2,215,640
		58,315,917
Health Care Providers & Services - 1.8%
Tenet Healthcare Corp (a)	43,900	6,185,071
UnitedHealth Group Inc	57,575	31,233,862
		37,418,933
Health Care Technology - 0.1%
Veeva Systems Inc Class A (a)	9,700	2,262,622
Life Sciences Tools & Services - 1.5%
Danaher Corp	69,445	15,468,179
Thermo Fisher Scientific Inc	27,000	16,139,250
		31,607,429
Pharmaceuticals - 2.0%
Eli Lilly & Co	53,500	43,392,780
TOTAL HEALTH CARE		183,910,232

Industrials - 13.4%
Aerospace & Defense - 3.2%
GE Aerospace	182,300	37,110,811
HEICO Corp Class A	45,347	8,630,895
TransDigm Group Inc	16,000	21,653,440
		67,395,146
Building Products - 1.7%
AZEK Co Inc/The Class A (a)	170,200	8,719,346
Carlisle Cos Inc	20,300	7,906,038
Trane Technologies PLC	56,000	20,314,000
		36,939,384
Commercial Services & Supplies - 0.9%
Cintas Corp	72,952	14,631,983
Copart Inc (a)	93,552	5,419,467
		20,051,450
Construction & Engineering - 1.0%
Comfort Systems USA Inc	21,800	9,521,150
EMCOR Group Inc	24,000	10,753,440
		20,274,590
Electrical Equipment - 2.2%
AMETEK Inc	32,238	5,949,845
Eaton Corp PLC	92,700	30,260,988
Vertiv Holdings Co Class A	90,400	10,578,608
		46,789,441
Ground Transportation - 0.3%
Old Dominion Freight Line Inc	37,800	7,016,058
Machinery - 3.2%
ITT Inc	56,939	8,598,928
Parker-Hannifin Corp	39,000	27,574,950
Pentair PLC	27,500	2,851,200
Snap-on Inc	32,700	11,613,405
Westinghouse Air Brake Technologies Corp	83,300	17,319,736
		67,958,219
Passenger Airlines - 0.4%
United Airlines Holdings Inc (a)	75,000	7,938,000
Professional Services - 0.4%
Paycom Software Inc	11,000	2,283,160
Paylocity Holding Corp (a)	9,900	2,034,648
TransUnion	43,200	4,287,600
		8,605,408
Trading Companies & Distributors - 0.1%
FTAI Aviation Ltd	11,200	1,125,936
TOTAL INDUSTRIALS		284,093,632

Information Technology - 34.6%
Communications Equipment - 1.0%
Arista Networks Inc	188,900	21,766,947
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	318,580	22,549,092
Coherent Corp (a)	22,100	1,999,829
Zebra Technologies Corp Class A (a)	17,800	6,976,532
		31,525,453
IT Services - 0.5%
GoDaddy Inc Class A (a)	21,100	4,486,915
Twilio Inc Class A (a)	44,200	6,478,836
		10,965,751
Semiconductors & Semiconductor Equipment - 11.8%
Broadcom Inc	280,600	62,088,362
KLA Corp	20,900	15,429,216
Lam Research Corp	190,170	15,413,279
NVIDIA Corp	1,268,080	152,258,366
Onto Innovation Inc (a)	20,400	4,177,103
		249,366,326
Software - 14.9%
AppLovin Corp Class A (a)	18,900	6,985,251
Cadence Design Systems Inc (a)	71,147	21,174,770
Confluent Inc Class A (a)	66,600	1,976,688
Datadog Inc Class A (a)	39,200	5,594,232
Fortinet Inc (a)	138,460	13,967,845
HubSpot Inc (a)	16,162	12,598,764
Intuit Inc	13,126	7,895,420
Manhattan Associates Inc (a)	10,000	2,085,900
Microsoft Corp	396,238	164,462,544
Nutanix Inc Class A (a)	77,700	5,343,041
Oracle Corp	61,100	10,390,666
Palantir Technologies Inc Class A (a)	21,900	1,806,531
Palo Alto Networks Inc (a)	51,000	9,405,420
Salesforce Inc	72,694	24,839,540
Servicenow Inc (a)	1,352	1,376,850
Synopsys Inc (a)	40,200	21,124,296
Zoom Communications Inc Class A (a)	37,700	3,277,638
		314,305,396
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc	439,307	103,676,452
Pure Storage Inc Class A (a)	100	6,779
		103,683,231
TOTAL INFORMATION TECHNOLOGY		731,613,104

Materials - 1.5%
Chemicals - 0.5%
CF Industries Holdings Inc	51,600	4,758,036
Sherwin-Williams Co/The	18,283	6,548,239
		11,306,275
Construction Materials - 1.0%
Martin Marietta Materials Inc	14,200	7,726,504
Vulcan Materials Co	43,700	11,980,355
		19,706,859
TOTAL MATERIALS		31,013,134

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Compass Inc Class A (a)	371,800	2,695,550
Jones Lang LaSalle Inc (a)	32,300	9,134,440
Zillow Group Inc Class C (a)	39,400	3,239,468
		15,069,458
Utilities - 1.2%
Electric Utilities - 0.5%
Constellation Energy Corp	40,700	12,209,186
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	83,200	13,980,096
TOTAL UTILITIES		26,189,282

TOTAL UNITED STATES		2,112,459,801
TOTAL COMMON STOCKS (Cost $963,293,465)		2,112,459,801

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	12,191,691	12,194,129
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	2,688,531	2,688,799
TOTAL MONEY MARKET FUNDS (Cost $14,882,929)			14,882,928

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $978,176,394)	2,127,342,729
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(10,222,587)
NET ASSETS - 100.0%	2,117,120,142

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,076,017	108,922,881	127,804,769	112,786	-	-	12,194,129	12,191,691	0.0%
Fidelity Securities Lending Cash Central Fund	2,353,375	6,996,880	6,661,456	590	-	-	2,688,799	2,688,531	0.0%
Total	33,429,392	115,919,761	134,466,225	113,376	-	-	14,882,928	14,880,222

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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